Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
COMMON STOCKS — 98.2%

BRAZIL — 5.7%
MercadoLibre, Inc. *	13,144	$25,642,235
NU Holdings Ltd., Class A *	2,026,860	20,755,047
		46,397,282
CANADA — 3.6%
Shopify, Inc., Class A *	306,218	29,237,695

CHINA — 18.1%
BeiGene Ltd. ADR *	62,085	16,897,674
Contemporary Amperex Technology Co., Ltd., Class A	365,660	12,776,645
Horizon Robotics, Inc. *	7,789,800	6,766,629
Kweichow Moutai Co., Ltd., Class A	78,700	16,920,869
Meituan, Class B *	1,685,990	33,926,283
PDD Holdings, Inc. ADR *	266,231	31,508,439
Tencent Holdings Ltd.	443,600	28,344,245
		147,140,784
FRANCE — 2.2%
Hermes International	6,713	17,662,707

GERMANY — 1.4%
BioNTech SE ADR *	124,015	11,292,806

INDIA — 1.5%
Titan Co., Ltd.	338,517	12,080,846

ITALY — 1.8%
Moncler SpA	233,681	14,394,069

NETHERLANDS — 6.5%
Adyen NV *	17,467	26,773,352
ASML Holding NV	39,360	26,047,415
		52,820,767
SINGAPORE — 3.9%
Sea Ltd. ADR *	240,500	31,382,845

SOUTH KOREA — 2.8%
Coupang, Inc. *	1,021,808	22,408,249

TAIWAN — 2.5%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	121,598	20,185,268

UNITED STATES — 48.2%
Amazon.com, Inc. *	277,308	52,760,620
AppLovin Corp., Class A *	80,133	21,232,841
Atlassian Corp., Class A *	114,488	24,295,498
Cloudflare, Inc., Class A *	245,199	27,631,475
Datadog, Inc., Class A *	134,025	13,296,620
Dexcom, Inc. *	199,873	13,649,327
elf Beauty, Inc. *	133,490	8,381,837
Enphase Energy, Inc. *	142,072	8,815,568
Intuitive Surgical, Inc. *	54,496	26,990,234
Joby Aviation, Inc. *	722,826	4,351,413
Netflix, Inc. *	39,481	36,817,217
NVIDIA Corp.	330,189	35,785,884

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Long Term Global Growth Fund

	Shares	Value
Reddit, Inc., Class A *	13,209	$1,385,624
Rivian Automotive, Inc., Class A *	689,441	8,583,540
ROBLOX Corp., Class A *	274,509	16,001,130
Samsara, Inc., Class A *	475,665	18,232,239
Spotify Technology SA *	62,618	34,441,779
Symbotic, Inc. *	241,624	4,883,221
Trade Desk, Inc. (The), Class A *	336,329	18,403,923
Workday, Inc., Class A *	67,075	15,664,025
		391,604,015
TOTAL INVESTMENTS — 98.2%
(cost $523,675,381)		$796,607,333
Other assets less liabilities — 1.8%		14,946,311
NET ASSETS — 100.0%		$811,553,644

*	Non-income producing security.

ADR  —  American Depositary Receipt

This report classifies issuers geographically by their country of risk. For compliance monitoring purposes, the Manager retains discretion to consider a number of factors in determining where a particular issuer is located, as described in further detail in each Fund’s prospectus.

See previously submitted notes to the financial statements for the year ended December 31, 2024.

Portfolio of Investments

March 31, 2025 (unaudited)

Baillie Gifford Long Term Global Growth Fund

Fair Value Measurement

GAAP provides guidance on fair value measurements and defines fair value as the price that a Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. It establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below:

Level 1 - unadjusted quoted prices in active markets for identical investments that the Fund has the ability to access.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Trust’s own assumptions in determining the fair value of investments)

For Level 1 inputs, the Fund uses unadjusted quoted prices in active markets for assets or liabilities with sufficient frequency and volume to provide pricing information as the most reliable evidence of fair value.

The Fund's Level 2 valuation techniques include inputs other than quoted prices within Level 1 that are observable for an asset or liability, either directly or indirectly. This includes when a fair value adjustment is applied which seeks to reflect changes in foreign securities’ market prices since the close of the market on which they are traded. Level 2 observable inputs may include quoted prices for similar assets and liabilities in active markets or quoted prices for identical or similar assets or liabilities in markets that are not active in which there are few transactions, the prices are not current, or price quotations vary substantially over time or among market participants. Inputs that are observable for the asset or liability in Level 2 include such factors as interest rates, yield curves, prepayment speeds, credit risk, and default rates for similar liabilities.

For Level 3 valuation techniques, the Fund uses unobservable inputs that reflect assumptions market participants would be expected to use in pricing the asset or liability. Unobservable inputs are used to measure fair value to the extent that observable inputs are not available and are developed based on the best information available under the circumstances. In developing unobservable inputs, market participant assumptions are used if they are reasonably available without undue cost and effort.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2025 in valuing the Fund’s investments carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stocks**	$600,914,273	$195,693,060	$—	$796,607,333
Total	$600,914,273	$195,693,060	$—	$796,607,333

**	Refer to Portfolio of Investments for further detail.

See previously submitted notes to the financial statements for the year ended December 31, 2024.